Borrowings (Details 2) In Thousands, unless otherwise specified																			1 Months Ended		12 Months Ended	1 Months Ended										1 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended					1 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Secured loans China Development Bank USD ($)	Dec. 31, 2012 Secured loans China Development Bank CNY	Dec. 31, 2011 Secured loans China Development Bank CNY	Dec. 31, 2012 Unsecured loans USD ($)	Dec. 31, 2012 Unsecured loans CNY	Dec. 31, 2011 Unsecured loans CNY	Dec. 31, 2012 Bank borrowings secured by multiple assets USD ($)	Dec. 31, 2012 Bank borrowings secured by multiple assets CNY	Dec. 31, 2011 Bank borrowings secured by multiple assets CNY	Dec. 31, 2012 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2011 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment CNY
Mar. 31, 2010
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
USD ($)

Sep. 30, 2008
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
USD ($)

Dec. 31, 2012
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
CNY
																						Dec. 31, 2009 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	Dec. 31, 2008 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	May 31, 2010 Bank borrowings at an interest rate of 12 - month LIBOR plus 1.7% Luso International Banking Ltd. Tianwei Yingli USD ($)	Aug. 31, 2011 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY	May 31, 2010 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY	Jun. 30, 2011 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY	Jun. 30, 2010 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY	Nov. 30, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan CNY	Oct. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. CNY	Jul. 31, 2010 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates Export - Import Bank of China Yingli China CNY	Feb. 28, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY	Dec. 31, 2012 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY	Aug. 31, 2010 Bank borrowings at an interest rate applicable to Export Seller's Credit Export - Import Bank of China Tianwei Yingli CNY	Mar. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY	Dec. 31, 2012 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY	May 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Dec. 31, 2012 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Oct. 31, 2011 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli New Energy Resources Co., Ltd. USD ($)	Mar. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan USD ($)	Mar. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan CNY	Dec. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan CNY	Oct. 30, 2011 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli USD ($)	Oct. 30, 2011 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli CNY	Dec. 31, 2012 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli CNY	May 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli USD ($)	May 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli CNY	Dec. 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli CNY
Borrowings
Total long-term bank debt	$ 897,574	5,591,980	5,178,358	$ 544,237	3,390,651	283,541	$ 48,152	300,000	1,300,000	$ 204,146	1,271,849	2,183,167	$ 88,235	549,710	1,312,225	$ 12,804	79,770	99,425
Carrying value as of the balance sheet date of the portion of long-term debt not otherwise specified in the taxonomy that is scheduled to be repaid within one year or the normal operating cycle, if longer	(243,258)	(1,515,524)	(1,726,459)
Total long-term borrowings	654,316	4,076,456	3,451,899
Amount of loan agreement																				75,000			70,000	20,000		180,000		220,000	900,000			350,000	500,000	400,000		1,000,000	1,000,000		1,160,000		100,000	117,000	735,704			50,000	311,505			40,930	255,000
Interest rate (as a percent)																										5.76%																				6.31%	6.31%			7.76%	7.76%
Maturity period																				5 years			8 years	3 years		5 years		5 years	8 years			8 years	5 years	5 years		2 years	45 months		42 months		8 years	7 years	7 years			8 years	8 years			8 years	8 years
Basis of interest rate																				6-month LIBOR			6-month LIBOR	12-month LIBOR				interest rate of five-year Renminbi benchmark loan	interest rate of five-year Renminbi benchmark loan rate			interest rate of five-year Renminbi benchmark loan	interest rate of five-year Renminbi benchmark loan	interest rate of five-year Renminbi benchmark loan			interest rate of three to five-year Renminbi benchmark loan		interest rate of three to five-year Renminbi benchmark loan		6-month LIBOR	three-month LIBOR	three-month LIBOR
Basis spread (as a percent)																				3.00%			6.00%	1.70%				2.50%									10.00%		5.00%		5.20%	5.90%	5.90%
Amount of principal repayable in installment																			9,375						20,000		55,000
Minimum amount of transfers of assets, loans and contributions to the borrower's subsidiaries subject to restrictions																					20,000
Minimum amount of sales, transfer or disposal of any assets subject to restrictions																					300,000
Amount of principal repayable in installment																						8,000
Amount of principal repayable in installment for the remaining six years																						9,000
Amount withdrawn																														142,996	900,000				368,000			367,480		481,000				117,000	735,704			47,418	295,419			40,930	255,000
Aggregate maturities of long-term debt
2013	243,258	1,515,524																															70,000
2014	175,948	1,096,174																															140,000
2015	149,750	932,958																															170,000
2016	114,928	716,015																															120,000
2017	85,009	529,617
Thereafter	128,681	801,692
Total	$ 897,574	5,591,980